Stockholders’ Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders’ Equity

Note 3 - Stockholders’ Equity

1.	During the six months ended June 30, 2021, certain office holders exercised options into 18,736 ordinary shares of the Company, NIS 0.01 par value per share, for a total amount of less than $1 thousand.

2.

During February 2021, the Company entered into an underwriting agreement with Cantor Fitzgerald & Co. as underwriter, in connection with an underwritten public offering of 2,197,803 ordinary shares (the “Firm Shares”) of the Company. Pursuant to the underwriting agreement the underwriter purchased the Firm Shares from the Company at a price of $4.3258 per share. The net proceeds to the Company were approximately $9.3 million.

3.	On March 16, 2021, the Company granted options to purchase 45,000 ordinary shares of the Company to an employee and a consultant. The options are exercisable at $4.16 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.1 million.

4.	On May 15, 2020, the Company amended and restated the Sales Agreement dated December 22, 2017 between the Company and Stifel, Nicolaus & Company, Incorporated to include Cantor Fitzgerald & Co. as an additional sales agent for the Company’s “at the market offering” program (the “A&R Sales Agreement”). During February 2021, the Company sold an additional 1,541,400 ordinary shares under the ATM program for total net proceeds of approximately $8.1 million. On March 25, 2021, the Company agreed with the sales agents to terminate, with immediate effect, the A&R Sales Agreement.

5.	On March 26, 2021, the Company entered into a new Sales Agreement with Cantor Fitzgerald & Co. and Canaccord Genuity LLC, as sales agents, pursuant to which the Company may offer and sell ordinary shares “at the market” having an aggregate offering price of up to $50.0 million from time to time through the sales agents.

6.	On July 15, 2021, subsequent to the balance sheet date, the Company granted options to purchase 100,000 ordinary shares of the Company to its non-management directors. The options are exercisable at $3.10 per share, have a 10-year term and vest over a period of three years. The grant is subject to the approval at the Company’s general shareholders meeting.